Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of the net reversal of impairment of cash generating units as follows (Detail) - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	$ 62,723,139	$ 54,433,493
Impairment	(30,530,679)	(46,508,917)
Impairment (reversal of impairment)	138,611,470	183,635,685
Pemex Exploration And Production [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	54,790,402	48,936,567
Impairment	(26,598,174)	(38,302,866)
Reversal of impairment (Impairment), net	28,192,228	10,633,701
Impairment (reversal of impairment)	1,234,012,708	1,254,686,626
Pemex Exploration And Production [member] | Aceite Terciario del Golfo [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	7,866,243	10,133,871
Impairment (reversal of impairment)	47,101,553	10,827,447
Pemex Exploration And Production [member] | Cantarell [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	31,525,044	37,273,206
Impairment (reversal of impairment)	137,428,547	131,401,801
Pemex Exploration And Production [member] | Burgos [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	955,460
Impairment	(6,343,726)	0
Impairment (reversal of impairment)	10,807,474	7,279,062
Pemex Exploration And Production [member] | Tsimin Xux [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(7,479,619)	(14,774,073)
Impairment (reversal of impairment)	22,906,019	16,532,723
Pemex Exploration And Production [member] | Cuenca de Macuspana [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	0	158,663
Impairment	(1,035)	0
Impairment (reversal of impairment)	1,020,364	23,478
Pemex Exploration And Production [member] | Crudo Ligero Marino [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	7,062,045	0
Impairment	0	(1,045,288)
Impairment (reversal of impairment)	23,397,377	(9,234,885)
Pemex Exploration And Production [member] | Antonio J Bermdez [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	5,446,794	0
Impairment (reversal of impairment)	28,163,353	45,749,266
Pemex Exploration And Production [member] | Tamaulipas Constituciones [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	1,787,997	0
Impairment (reversal of impairment)	6,632,326	16,617,388
Pemex Exploration And Production [member] | Chuc [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(10,556,097)	(20,959,512)
Impairment (reversal of impairment)	57,934,076	18,780,072
Pemex Exploration And Production [member] | Arenque [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	600,607	415,367
Impairment (reversal of impairment)	5,843,838	8,949,799
Pemex Exploration And Production [member] | Ixtal Manik [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment	481,672	0
Impairment	0	(1,335,000)
Impairment (reversal of impairment)	15,760,675	10,805,971
Pemex Exploration And Production [member] | Poza Rica [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (reversal of impairment)	8,275,931	13,409,099
Pemex Exploration And Production [member] | Ku Maloob Zaap [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(993,579)	0
Impairment (reversal of impairment)	649,487,778	841,469,387
Pemex Exploration And Production [member] | Cuenca De Veracruz [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(494,368)	0
Impairment (reversal of impairment)	166,211,278	103,282,178
Pemex Exploration And Production [member] | Ogarrio magallanes [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(308,809)	0
Impairment (reversal of impairment)	26,500,675	21,484,583
Pemex Exploration And Production [member] | Misin (Cee) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(297,469)	(28,424)
Pemex Exploration And Production [member] | Cactus Sitio Grande [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	(123,472)	0
Impairment (reversal of impairment)	26,541,444	17,309,257
Pemex Exploration And Production [member] | Costero [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment	$ 0	$ (160,569)